                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


                                Senior Loan Fund
                            Portfolio of Investments
                          October 31, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings *                      Stated
(000)             Borrower                                             Moody's   S&P     Coupon        Maturity *      Value

                  VARIABLE RATE** SENIOR LOAN INTERESTS  102.5%
                  AEROSPACE/DEFENSE   3.2%
$    11,652       Alion Science and Technology Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B1         B+       6.27 to       08/02/09     $ 11,739,679
                                                                                            6.45%
       2,775      AM General, LLC,
                  Term Loan (a) . . . . . . . . . . . . . . . .         NR         NR       8.37 to       11/01/11        2,892,938
                                                                                            10.25
       1,879      Anteon International Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . ..        Ba2        BB       5.83          12/31/10        1,904,036
         724      Apptis, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B2         B+       7.29          01/05/10          728,735
       4,236      ARINC, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        Ba3        BB       6.02 to       03/10/11        4,283,149
                                                                                            6.20
       3,564      Ceradyne, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        Ba3        BB-      6.00          08/18/11        3,581,820
       4,000      Delta Air Lines, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        NR         NR       8.39 to       03/16/08        4,147,934
                                                                                            10.39
       1,531      DRS Technologies, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        Ba3        BB-      5.28 to       11/04/10        1,542,766
                                                                                            5.98
       1,181      DynCorp International, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B2         B+       6.69 to       02/11/11        1,186,455
                                                                                            6.81
       2,594      ILC Industries, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        NR         NR       6.52          02/24/12        2,634,023
       9,899      K&F Industries, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B2         B+       6.34 to       11/16/12       10,016,612
                                                                                            6.45
       4,179      SI International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B1         B+       5.78 to       02/09/11        4,236,461
                                                                                            6.53
      10,574      Spirit AeroSystems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B1         BB-      6.41          12/31/11       10,722,851
       1,474      TransDigm, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        B1         B+       6.19          07/22/10        1,497,141
       4,950      Wyle Laboratories, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . ..        NR         B+       6.46          01/28/11        5,021,283
                                                                                                                         66,135,883

                  AUTOMOTIVE  4.1%
       6,249      Accuride Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . ..        B1         B+       6.13 to       01/31/12        6,297,521
                                                                                            6.25
      19,235      Federal-Mogul Corp.,
                  Term Loan (b) . . . . . . . . . . . . . . . ..        NR         NR       7.83          12/09/05       19,282,634

                  AUTOMOTIVE (CONTINUED)
       8,855      Federal-Mogul Corp.,
                  Revolving Credit Agreement (b)                        NR         NR       7.83          12/09/05        8,882,444
       2,300      Heartland Automotive Holdings, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        NR         NR       6.86 to       01/31/10 to     2,323,360
                                                                                            10.86         01/31/12
      10,447      MetoKote Corp.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B2         B+       6.94 to       11/27/11       10,499,738
                                                                                            7.25
       4,080      Polypore, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         B        6.34          11/12/11        4,088,882
      15,400      Safelite Glass Corp.,
                  Term Loan (c)  . . . . . . . . . . . . . . . .        NR         NR       8.52 to       09/30/07       15,322,591
                                                                                            9.02
       3,574      Tenneco Automotive, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         B+       6.08          12/12/10        3,633,716
      11,632      TRW Automotive, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        Ba2        BB+      4.94 to       10/29/10 to    11,734,253
                                                                                            5.25          06/30/12
       1,808      United Components, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         BB-      6.26          06/30/10        1,837,719
                                                                                                                         83,902,858

                  BEVERAGE, FOOD & TOBACCO  6.3%
       5,640      Acosta Sales Co., Inc.,
                  Term Loan (a)  . . . . . . . . . . . . . . . .        NR         NR       7.25          08/10/10        5,710,500
       9,294      Birds Eye Foods, Inc.,
                  Term Loan (a)  . . . . . . . . . . . . . . . .        B1         B+       6.83          06/30/08        9,406,436
       2,427      Commonwealth Brands, Inc.,
                  Term Loan (a)  . . . . . . . . . . . . . . . .        NR         NR       7.13          08/28/07        2,473,018
       4,612      Constellation Brands, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        Ba2        BB       5.44 to       11/30/11        4,667,737
                                                                                            5.75
       3,639      Culligan International Co.,,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         B+       6.47          09/30/11        3,686,218
       9,146      Dole Food Co., Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        Ba3        BB       5.31 to       07/22/10 to     9,333,015
                                                                                            9.44          04/18/12
      12,434      DS Waters Enterprises, LP,
                  Term Loan  . . . . . . . . . . . . . . . . . .        Caa3       CCC      8.56 to       11/07/09       12,107,263
                                                                                            8.58
       5,992      Luigino's, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         B+       6.88 to       04/02/11        6,041,056
                                                                                            7.13
       9,406      Michael Foods, Inc.,
                  Term Loan  . . . . . . . . . . . . . . . . . .        B1         B+       5.09 to       11/21/10 to     9,556,371
                                                                                            6.59          11/20/11

                  BEVERAGE, FOOD & TOBACCO (CONTINUED)
       7,219      National Dairy Holdings, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         NR       6.08          03/15/12        7,277,390
       3,000      National Distributing Co., Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       10.56         06/22/10        3,007,500
       1,675      OSI Foods GMBH & Co. KG,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.02          09/02/11        1,696,292
       5,861      OSI Group, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.02          09/02/11        5,937,020
       4,384      PBM Products, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.09 to       07/26/11        4,416,936
                                                                                            7.17
       5,403      Pierre Foods, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.37 to       06/30/10        5,476,953
                                                                                            6.56
      27,164      Pinnacle Foods, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.37 to       11/25/10       27,537,815
                                                                                            7.31
         750      Reddy Ice Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       5.87          08/09/12          757,969
       6,989      Sturm Foods, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           NR         NR       6.81 to       05/26/11 to     7,059,916
                                                                                            10.69         05/26/12
         957      Sunny Delight Beverage Co.,
                  Term Loan . . . . . . . . . . . . . . . . .           B1         B+       8.08 to       08/20/10          965,730
                                                                                            8.36
       3,980      Volume Services America, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           B2         NR       7.47 to       10/01/10        4,022,288
                                                                                            8.00
                                                                                                                        131.137,423

                  BROADCASTING - CABLE   8.4%
       1,600      Adelphia Communications Corp.,
                  Term Loan . . . . . . . . . . . . . . . . .           NR         NR       10.00         03/31/06        1,608,000
       5,319      Cebridge Connections, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           NR         NR       6.78 to       02/23/09        5,352,244
                                                                                            9.00
       8,700      Century Cable Holdings, LLC,
                  Term Loan (b) . . . . . . . . . . . . . . .           NR         NR       8.75          06/30/09        8,630,870
      56,356      Charter Communications Operating, LLC,
                  Term Loan (a) . . . . . . . . . . . . . . .           B2         B        7.25 to       04/27/10 to    56,524,601
                                                                                            7.50          04/27/11
      10,904      Frontiervision Operating Partners, LP,
                  Term Loan (b) . . . . . . . . . . . . . . .           NR         NR       8.15 to       09/30/05 to    10,967,251
                                                                                            8.28          03/31/06
         927      Frontiervision Operating Partners, LP,
                  Revolving Credit Agreement (b) . . . . . .            NR         NR       8.15          10/31/05          931,802
      12,959      Hilton Head Communications, LP,
                  Term Loan (b) . . . . . . . . . . . . . . .           NR         NR       8.00          03/31/08       12,751,900


                  BROADCASTING - CABLE (CONTINUED)
     14,740       Hilton Head Communications, LP,
                  Revolving Credit Agreement (b) . . . . . . . .        NR         NR       6.75          09/30/07       14,400,980
      2,885       Insight Midwest Holdings, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      6.06          12/31/09        2,929,499
      4,395       MCC Iowa, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       5.87 to       02/01/14        4,463,207
                                                                                            6.23
      44,255      Olympus Cable Holdings, LLC,
                  Term Loan (b) . . . . . . . . . . . . . . . .         NR         NR       8.00 to       06/30/10 to    43,788,123
                                                                                            8.75          09/30/10
       7,039      Parnassos, LP,
                  Term Loan (b) . . . . . . . . . . . . . . . .         NR         NR       6.75          06/30/07        7,022,460
       3,961      Parnassos, LP,
                  Revolving Credit Agreement (b) . . . . . . . .        NR         NR       6.75          06/30/07        3,949,949
                                                                                                                        173,320,886

                  BROADCASTING - DIVERSIFIED   0.2%
       4,000      Entravision Communications Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        B+       5.55          03/29/13        4,035,000


                  BROADCASTING - RADIO   0.4%
       8,973      Spanish Broadcasting Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.03 to       06/10/12 to     9,107,088
                                                                                            7.51          06/10/13


                  BROADCASTING - TELEVISION   0.3%
       2,800      HIT Entertainment, Ltd. (England),
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        6.11          03/20/12        2,810,500
       3,561      NEP Supershooters, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        7.71 to       02/03/11        3,609,987
                                                                                            8.02
                                                                                                                          6,420,487

                  BUILDINGS & REAL ESTATE   5.2%
       4,000      AIMCO Properties, LP,
                  Term Loan (a) . . . . . . . . . . . . . . . .         NR         NR       5.72 to       11/02/09 to     4,048,876
                                                                                            5.89          11/09/09
       3,333      Biomed Realty, LP,
                  Term Loan (a) . . . . . . . . . . . . . . . .         NR         NR       6.11          05/30/10        3,337,500
       2,611      CB Richard Ellis Services, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba3        BB-      5.48 to       03/31/10        2,639,898
                                                                                            6.34
         681      Central Parking Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      6.02          03/31/10          684,868

                  BUILDINGS & REAL ESTATE (CONTINUED)
       2,887      Corrections Corp. of America,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.62 to       03/31/08        2,922,756
                                                                                            5.96
         140      Corrections Corp. of America,
                  Revolving Credit Agreement .... . . . . . . .         Ba2        BB       5.30          03/31/06          139,300
         922      Crescent Real Estate Funding XII, LP,
                  Term Loan (a) .... . . . . . . . . . . . . . .        NR         NR       6.11          01/12/06          927,290
      36,568      General Growth Properties, LLC,
                  Term Loan .... . . . . . . . . . . . . . . . .        Ba2        BB+      5.61 to       11/12/07 to    36,795,916
                                                                                            6.09          11/12/08
       2,351      GEO Group, Inc.,
                  Term Loan .... . . . . . . . . . . . . . . . .        Ba3        BB-      6.06          09/14/11        2,374,559
       6,000      Landsource Communities Development, LLC,
                  Term Loan .... . . . . . . . . . . . . . . . .        NR         NR       6.50          03/31/10        6,054,378
      18,624      Lion Gables Realty, LP,
                  Term Loan .... . . . . . . . . . . . . . . . .        Ba2        BB+      5.63          09/30/06       18,723,892
      14,166      Macerich Partnership, LP,
                  Term Loan .... . . . . . . . . . . . . . . . .        NR         NR       5.63 to       04/25/06 to    14,234,903
                                                                                            5.66          04/25/10
       2,342      Newkirk Realty Trust, Inc.,
                  Term Loan .... . . . . . . . . . . . . . . . .        Ba2        BB+      5.86 to       08/11/08        2,377,318
                                                                                            6.05
       2,500      Shea Mountain House, LLC,
                  Term Loan . . .... . . . . . . . . . . . . . .        NR         NR       5.59          05/11/11        2,528,125
       4,500      South Edge, LLC,
                  Term Loan .... . . . . . . . . . . . . . . . .        NR         NR       5.31 to       10/31/07 to     4,536,249
                                                                                            5.56          10/31/09
       5,600      Yellowstone Mountain Club, LLC,
                  Term Loan .... . . . . . . . . . . . . . . . .        NR         NR       6.46          09/30/10        5,670,000
                                                                                                                        107,995,828

                  BUSINESS EQUIPMENT   0.5%
       2,500      ACCO Brands Corp.,
                  Term Loan (a) .... . . . . . . . . . . . . . .        Ba3        BB-      5.59 to       08/17/12        2,531,563
                                                                                            5.92
       4,494      Katun Corp.,
                  Term Loan .... . . . . . . . . . . . . . . . .        NR         B+       8.27          06/30/09        4,505,750
       3,651      Verifone, Inc.,
                  Term Loan .... . . . . . . . . . . . . . . . .        B1         B+       6.24          06/30/11        3,681,870
                                                                                                                         10,719,183

                  CHEMICALS, PLASTICS & RUBBER   7.0%
       2,600      Basell North America (Netherlands),
                  Term Loan (a) .... . . . . . . . . . . . . . .        Ba3        B+       6.58 to       09/07/13 to     2,645,410
                                                                                            7.24          09/07/14

                  CHEMICALS, PLASTICS & RUBBER (CONTINUED)
       1,193      Becker-Underwood, Inc.,
                  Term Loan . . . . .. . . . . . . . . . . . . .        NR         NR       8.27 to       09/30/11 to     1,192,800
                                                                                            11.02         03/31/12
       3,890      Berry Plastics Corp.,
                  Term Loan (a) . .. . . . . . . . . . . . . . .        B1         B+       5.86          12/02/11        3,938,878
       6,984      Brenntag, AG (Germany),
                  Term Loan (a) .... . . . . . . . . . . . . . .        B1         BB-      6.81          02/27/12        7,017,917
      12,388      Celanese, AG (Germany),
                  Term Loan (a) .. . . . . . . . . . . . . . . .        B1         B+       6.31          04/06/11       12,573,895
       5,422      Hercules, Inc.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        Ba1        BB       5.77 to       10/08/10        5,491,573
                                                                                            5.86
      41,601      Huntsman ICI Chemicals, LLC,
                  Term Loan .. . . . . . . . . . . . . . . . . .        Ba3        BB-      5.72          08/16/12       41,872,094
      17,706      INVISTA (Netherlands),
                  Term Loan .. . . . . . . . . . . . . . . . . .        Ba3        BB       5.77 to       04/30/10 to    17,998,247
                                                                                            6.31          04/29/11
      7,837       Kraton Polymers, LLC,
                  Term Loan .. . . . . . . . . . . . . . . . . .        B1         B+       6.19 to       12/23/10        7,964,149
                                                                                            6.63
      20,186      Nalco Co.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        B1         BB-      5.66 to       11/04/09 to    20,511,536
                                                                                            6.53          11/04/10
      12,139      PQ Corp.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        B1         B+       6.06          02/10/12       12,237,629
      12,251      Rockwood Specialties Group, Inc.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        B1         B+       6.47          07/30/12       12,461,985
                                                                                                                        145,906,113

                  CONSTRUCTION MATERIAL   1.0%
       1,945      Brand Intermediate Holdings, Inc.,
                  Term Loan (a) .. . . . . . . . . . . . . . . .        B2         B        7.02 to       01/15/12        1,977,951
                                                                                            7.29
         881      Builders FirstSource, Inc.,
                  Term Loan (a) .. . . . . . . . . . . . . . . .        B1         BB-      6.19          08/11/11          888,453
       1,955      Building Materials Holding Corp.,
                  Term Loan (a) .. . . . . . . . . . . . . . . .        NR         BB       5.78          06/30/10        1,969,663
       4,453      Contech Construction Products, Inc.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        Ba3        BB-      6.08 to       12/07/10        4,524,074
       5,344      Interline Brands, Inc.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        B1         BB       5.69 to       12/31/10        5,390,382
                                                                                            6.27
         297      Itron, Inc.,
                  Term Loan .. . . . . . . . . . . . . . . . . .        Ba3        BB-      5.63 to       07/01/11          299,713
                                                                                            5.94

                  CONSTRUCTION MATERIAL (CONTINUED)
         400      Panolam Industries, Inc. (Canada),
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.77          09/30/12          406,000
       1,520      Professional Paint, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.94 to       09/30/11        1,531,400
                                                                                            7.31
       3,562      Werner Holding Co., Inc.,
                  Term Loan (f) . . . . . . . . . . . . . . . .         Caa2       B-       14.12         12/11/09        3,384,002
       1,290      Werner Holding Co., Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Caa2       B-       7.83 to       06/11/09        1,290,108
                                                                                            8.11
                                                                                                                         21,661,746

                  CONTAINERS, PACKAGING & GLASS   4.1%
       2,083      BWAY Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       6.31          06/30/11        2,114,448
       1,185      Consolidated Container Co., LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B-       7.31 to       12/15/08        1,200,553
                                                                                            7.5
      17,963      Dr. Pepper/Seven Up Bottling Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         NR       5.86 to       12/19/10       18,239,487
                                                                                            6.18
         871      Fleming Packaging Corp.,
                  Term Loan (b) (d) (e) . . . . . . . . . . . .         NR         NR       N/A           08/31/04            8,711
         100      Fleming Packaging Corp.,
                  Revolving Credit Agreement (b) (d) (e) . . . .        NR         NR       N/A           03/31/03            1,000
       2,727      Graham Packaging Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        6.38 to       10/07/11 to     2,778,926
                                                                                            8.25          04/07/12
       9,992      Graphic Packaging International Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.19 to       06/30/10       10,096,644
                                                                                            6.72
         123      Graphic Packaging International Corp.,
                  Revolving Credit Agreement . . . . . . . . . .        B1         B+       8.75          08/08/09          120,308
       4,276      Impress Metal Packaging Holding B.V.
                  (Netherlands),
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         B+       6.91          12/31/06        4,297,283
       4,651      Kranson Industries, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.78          07/30/11        4,720,993
      13,387      Owens-Illinois, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      5.67 to       04/01/07 to    13,512,851
                                                                                            5.87          04/01/08
       8,157      Packaging Dynamics,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.03 to       09/29/08 to     8,176,940
                                                                                            6.28          09/29/09
         237      Ranpak Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       10.47         03/17/11          238,375

                  CONTAINERS, PACKAGING & GLASS (CONTINUED)
       6,206      Smurfit-Stone Container Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.56 to       11/01/11        6,285,927
                                                                                            5.88
       2,377      Smurfit-Stone Container Corp.,
                  Revolving Credit Agreement . . . . . . . . . .        Ba3        BB-      6.13 to       11/01/09        2,343,987
                                                                                            8.00
         707      Solo Cup, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.36 to       02/27/11          710,612
                                                                                            6.52
       6,910      U.S. Can Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        7.65 to       01/15/10        6,944,398
                                                                                            7.75
       3,059      Unifrax Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.38          03/29/12        3,108,205
                                                                                                                         84,899,648

                  DIVERSIFIED MANUFACTURING   0.2%
       3,500      Euramax International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Caa1       B-       6.63 to       06/29/12 to     3,447,500
                                                                                            10.55         06/29/13


                  ECOLOGICAL   2.9%
      21,873      Allied Waste North America, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         BB       5.52 to       01/15/12       22,018,819
                                                                                            6.21
       6,418      Duratek, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.75 to       12/16/09        6,434,442
                                                                                            7.19
       9,122      Envirocare of Utah, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.95 to       04/13/10        9,403,220
                                                                                            9.70
       2,765      Environmental Systems Products Holdings,
                  Term Loan . . . . . . . . . . . . . . . . . .         Caa1       NR       6.99 to       12/12/08 to     2,818,728
                                                                                            14.24         12/12/10
       3,884      Great Lakes Dredge & Dock Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         CCC      7.10 to       12/22/10        3,930,540
                                                                                            7.90
       1,493      Safety-Kleen Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       10.94 to      09/15/08        1,522,350
                                                                                            11.08
       2,914      Synagro Technologies, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         BB-      6.17          06/21/12        2,934,321
       3,164      Waste Services, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B-       7.14 to       03/31/11        3,197,617
                                                                                            7.61
         778      Waste Services, Inc.,
                  Revolving Credit Agreement . . . . . . . . . .        B2         B-       8.32 to       04/29/09          766,112
                                                                                            8.68

                  ECOLOGICAL (CONTINUED)
       1,200      WasteQuip, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B-       6.52 to       07/15/11 to     1,218,000
                                                                                            10.02         07/15/12
       5,473      WCA Waste Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        7.03          04/28/11        5,479,341
                                                                                                                         59,723,490

                  ELECTRONICS   2.5%
       2,494      AMI Semiconductor, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba3        BB-      5.58          04/01/12        2,508,286
       6,500      Amkor Technology, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B2         B        8.33          10/27/10        6,670,625
       4,475      Audio Visual Services Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         NR       6.78          05/18/11        4,519,750
         565      Eastman Kodak Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        B+       6.25 to       10/18/12          562,871
                                                                                            6.61
      11,489      ON Semiconductor Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B+       7.06          12/15/11       11,650,570
      14,935      Spectrum Brands, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       5.79 to       02/06/12       15,062,550
                                                                                            6.11
       1,200      SSA Global Technologies, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         BB-      5.97          09/22/11        1,207,500
       6,578      UGS Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.08          03/31/12        6,682,612
       3,573      Viasystems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         NR       8.27 to       09/30/09        3,622,129
                                                                                            8.38
                                                                                                                         52,486,893

                  ENTERTAINMENT & LEISURE   5.9%
       1,990      Alliance Atlantis Communications, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba2        BB       5.83          12/20/11        2,008,035
         499      Blockbuster Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        6.99 to       08/20/11          486,521
                                                                                            7.54
       2,190      Detroit Red Wings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.27          08/30/06        2,201,373
       8,500      Fender Musical Instruments Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B-       6.31 to       03/30/12 to     8,585,000
                                                                                            8.72          09/30/12
       1,858      Festival Fun Parks, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       8.60 to       06/30/07 to     1,850,125
                                                                                            9.10          12/31/07

                  ENTERTAINMENT & LEISURE (CONTINUED)
      40,000      Metro-Goldwyn-Mayer Studios, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.27          04/08/12       40,387,520
       1,308      Metro-Goldwyn-Mayer Studios, Inc.,
                  Revolving Credit Agreement . . . . . . . . . .        NR         NR       6.58          04/08/10        1,268,462
       2,000      Mets, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.39          07/25/10        2,022,500
         380      Movie Gallery, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        7.58          04/27/10          372,242
       4,000      New Jersey Basketball, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.63          08/16/08        4,000,000
       2,101      Panavision, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         CCC      10.39         01/12/07        2,146,918
       7,679      Pure Fishing, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B-       6.77 to       09/30/10 to     7,742,636
                                                                                            9.39          03/31/11
      10,823      Regal Cinemas, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      6.02          11/10/10       10,948,518
         750      Regal Cinemas, Inc.,
                  Revolving Credit Agreement . . . . . . . . . .        Ba3        BB-      8.50          05/11/09          734,375
       8,357      Six Flags Theme Parks, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B-       6.5 to        06/30/09        8,459,837
                                                                                            6.84
          50      Six Flags Theme Parks, Inc.,
                  Revolving Credit Agreement . . . . . . . . . .        B1         B-       6.72          06/30/08           49,479
       2,800      Tigers Ballpark, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       5.63          08/15/10        2,807,000
       7,611      True Temper Sports, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        6.53 to       03/15/11        7,687,016
                                                                                            8.75
       7,692      Universal City Development Partners, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.81 to       06/09/11        7,799,238
                                                                                            6.15
       8,925      WMG Acquisition Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       5.52 to       02/28/11        9,026,565
                                                                                            6.37
       1,509      Yankees Holdings, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.36          06/25/07        1,523,657
         963      Yonkers Racing Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.50          08/12/11          973,690
                                                                                                                        123,080,707

                  FINANCE   1.6%
       3,807      DCS Business Services, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.76 to       02/04/11        3,817,019
                                                                                            10.00

                  FINANCE (CONTINUED)
       9,386      Fidelity National Information Solutions, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.69          03/09/13        9,429,067
       7,912      Outsourcing Solutions,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         B-       8.34          09/30/10        7,971,424
       5,385      Rent-A-Center, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB+      5.38 to       06/30/10        5,451,495
                                                                                            5.76
       7,150      Transfirst Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.06 to       03/31/10 to     7,192,563
                                                                                            11.56         03/31/11
                                                                                                                         33,861,568

                  HEALTHCARE   6.0%
       3,839      Ameripath, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       7.33          03/27/10        3,872,268
      29,091      Community Health Systems, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba3        BB-      5.61          08/19/11       29,493,543
       5,200      Concentra Operating Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.05          09/30/11        5,266,628
         995      Diagnostic Imaging Group, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       7.25          05/04/12          993,756
       9,188      FHC Health Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        9.87 to       12/18/09 to     9,400,226
                                                                                            12.87         02/09/11
         768      Genoa Healthcare, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        7.11 to       08/10/12          779,040
                                                                                            9.00
       1,653      Healthtronics, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.88          03/23/11        1,654,580
      41,719      LifePoint Hospitals, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.44          04/15/12       42,028,083
       2,767      Medcath Holdings Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.29 to       06/30/11        2,790,333
                                                                                            8.00
       2,333      Multiplan, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        B+       6.53          03/04/09        2,368,333
       4,126      Pacificare Health Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BBB-     5.13 to       12/13/10        4,142,545
                                                                                            5.63
      17,868      Select Medical Corp,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      5.57 to       02/24/12       17,900,725
                                                                                            7.50
         867      Select Medical Corp.,
                  Revolving Credit Agreement . . . . . . . . . .        B1         BB-      6.07 to       02/24/11          862,333
                                                                                            6.18
       2,378      Sterigenics International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.87 to       06/14/11        2,414,097
                                                                                            8.75

                  HEALTHCARE (CONTINUED)
                                                                                                                         123,966,490

                  HEALTH & BEAUTY   2.0%
       7,168      American Safety Razor Co.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B2         B        6.61 to       02/28/12 to      7,277,500
                                                                                            10.31         08/28/12
         120      American Safety Razor Co.,
                  Revolving Credit Agreement . . . . . . . . . .        B2         B        8.75          02/28/10           117,600
       8,226      CEI Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.62 to       12/03/10 to      8,016,448
                                                                                            10.42         12/03/11
       5,965      Marietta Intermediate Holding Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.22 to       12/17/10 to      6,032,802
                                                                                            11.19         12/17/11
      10,537      MD Beauty, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        3.00 to       02/18/12 to     10,679,512
                                                                                            11.25         02/18/13
       8,222      Prestige Brands Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       5.18 to       04/06/11         8,334,679
                                                                                                                          40,458,541

                  HOME & OFFICE FURNISHINGS, HOUSEWARES &
                  DURABLE CONSUMER PRODUCTS   1.2%
       6,109      Formica Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .          NR        NR       9.03 to       06/10/10         6,139,230
                                                                                            9.08
       3,825      Hunter Fan Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .          B1        B        6.75 to       03/24/12         3,815,438
                                                                                            6.94
       4,893      Imperial Home Decor Group, Inc.,
                  Term Loan (c) (d) (e) . . . . . . . . . . . .          NR        NR       N/A           04/04/06           122,337
       7,797      National Bedding Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .          B1        BB-      5.82 to       08/31/11 to      7,739,229
                                                                                            9.17          08/31/12
       7,958      Sealy Mattress Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .          B1        B+       5.62 to       04/06/12         8,040,541
                                                                                            7.25
                                                                                                                          25,856,775

                  HOTELS, MOTELS, INNS & GAMING   7.5%
       5,586      CCM Merger Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . .          B1        B+       5.84 to       09/30/12         5,640,117
                                                                                            5.96
       7,500      CNL Hotels & Resorts, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .          NR        NR       6.20          02/09/08         7,518,750
       4,392      Global Cash Access, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .          B2        B+       6.33          03/10/10         4,459,095

                  HOTELS, MOTELS, INNS & GAMING (CONTINUED)
       5,075      Greektown Casino, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.58          12/31/05        5,100,850
       4,925      Green Valley Ranch Gaming, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         NR       6.02          12/17/11        4,996,082
       3,781      Herbst Gaming, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.02 to       01/31/11        3,830,626
                                                                                            6.20
       3,495      Interstate Operating Co., LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        8.63          01/14/08        3,539,151
       1,007      Isle of Capri Casinos, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB-      3.74 to       02/04/11        1,015,761
                                                                                            6.17
       4,000      Kuilima Resort Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.83 to       09/30/10 to     4,040,000
                                                                                            10.58         09/30/11
       2,087      Marina District Finance Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       5.91          10/20/11        2,104,133
      14,308      MGM Mirage,
                  Revolving Credit Agreement . . . . . . . . . .        Ba2        BB       5.01 to       04/25/10       13,950,335
                                                                                            5.99
         664      Pinnacle Entertainment, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.85 to       08/27/10          672,791
                                                                                            6.89
         117      Planet Hollywood International, Inc.,
                  Term Loan (f) . . . . . . . . . . . . . . . .         B3         B-       8.05          08/31/10          117,486
      47,172      Planet Hollywood International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B-       5.30          08/31/10       47,191,347
       8,836      Resorts International Hotel & Casino, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        6.53 to       04/26/12 to     8,800,116
                                                                                            10.27         04/26/13
       6,044      Scientific Games Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.84          12/23/09        6,124,863
      13,800      Venetian Casino Resorts, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      5.77          06/15/11       13,930,451
      21,938      Wynn Las Vegas, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.20          12/14/11       22,198,008
                                                                                                                        155,229,962

                  INSURANCE   1.6%
       5,925      Alliant Resources Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           B2         B        7.34 to       08/31/11        5,969,438
                                                                                            9.25
       1,911      CCC Information Services Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           B1         B+       6.83          08/20/10        1,915,905
       2,628      Conseco, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . .           B2         BB-      5.97          06/22/10        2,662,979

                  INSURANCE (CONTINUED)
       6,419      Hilb, Rogal & Hamilton Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.81 to       12/15/09 to     6,488,688
                                                                                            6.31          12/15/11
       2,600      Mitchell International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.15          08/15/11        2,625,189
       9,652      USI Holdings Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.74          08/11/08        9,693,743
       3,456      Vertafore, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.58 to       12/22/10 to     3,517,286
                                                                                            9.51          12/22/11
                                                                                                                         32,873,228

                  MACHINERY   1.0%
       4,488      Alliance Laundry Holdings, LLC,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B        6.14          01/27/12        4,553,920
       1,588      Douglas Dynamics, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.02          12/16/10        1,607,850
       2,000      Flowserve Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.81          08/10/12        2,029,376
       9,138      Goodman Global Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.38          12/23/11        9,280,746
       2,463      United Rentals (North America), Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         BB       6.32          02/14/11        2,486,817
                                                                                                                         19,958,709

                  MEDICAL PRODUCTS & SERVICES   2.7%
       3,573      American Medical Instruments Holdings, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.9 to        12/09/10        3,598,683
                                                                                            7.08
       5,420      Center for Diagnostic Imaging,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       7.53          12/31/10        5,339,031
       1,439      Colgate Medical, Ltd. (England),
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB-      6.01 to       12/30/08        1,453,023
                                                                                            6.03
      37,137      DaVita, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.25 to       10/05/12       37,730,258
                                                                                            6.54
       3,548      Kinetics Concepts, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.78          08/11/10        3,590,433
       1,200      Renal Advantage, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.44          10/06/12        1,213,876
         459      Rotech Healthcare, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       7.03          03/31/08          462,643
       2,388      The Cooper Cos.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.50          01/06/12        2,405,910

                  MEDICAL PRODUCTS & SERVICES (CONTINUED)
                                                                                                                         55,793,857

                  MINING, STEEL, IRON & NON-PRECIOUS METALS  0.7%
       3,447      New Enterprise Stone & Lime Co., Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.61 to       07/30/10        3,472,665
                                                                                            8.00
       7,607      Novelis, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB-      5.46          01/06/12        7,698,127
       2,312      Techs Industries, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.77 to       01/14/10        2,315,391
                                                                                            6.84
                                                                                                                         13,486,183

                  NATURAL RESOURCES   2.7%
         400      Cheniere Energy, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         NR         BB       6.77 to       08/30/12          402,875
                                                                                            6.95
       1,536      Coffeyville Resources, LLC,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         BB-      6.56 to       06/24/12        1,563,033
                                                                                            8.25
      14,136      El Paso Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        6.81          11/23/09       14,258,525
       1,864      Foundation PA Coal Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.66 to       07/30/11        1,897,094
                                                                                            6.16
      29,925      Kerr-McGee Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB+      6.51          05/24/11       30,063,403
         600      Key Energy Services, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.02          06/30/12          609,375
       1,521      LYONDELL-CITGO Refining, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       5.51          05/21/07        1,543,561
       3,832      Semcrude, LP,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        NR       6.12 to       03/16/11        3,852,014
                                                                                            7.75
       2,000      Universal Compression, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.59          02/15/12        2,025,000
                                                                                                                         56,214,880

                  NON-DURABLE CONSUMER PRODUCTS   0.6%
       4,938      Amscan Holdings, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       6.56 to       04/30/12        4,968,359
                                                                                            6.89
       2,698      Church & Dwight Co., Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba2        BB       5.82          05/30/11        2,729,647
       4,028      JohnsonDiversey, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      5.46          11/03/09        4,074,866

                  NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
       1,200      Mega Bloks, Inc. (Canada),
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.63 to       07/27/10        1,216,126
                                                                                            6.00
                                                                                                                         12,988,998

                  PAPER & FOREST PRODUCTS   0.6%
         998      NewPage, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        6.49 to       05/02/11        1,007,475
                                                                                            7.13
       4,241      White Birch Paper Co. (Canada),
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B+       6.66 to       04/06/12        4,352,519
                                                                                            7.42
       5,985      Xerium Technologies, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      6.02          05/18/12        6,069,167
                                                                                                                         11,429,161

                  PERSONAL & MISCELLANEOUS SERVICES   1.5%
       5,200      Affinion Group,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       6.91          10/17/12        5,168,582
       1,933      Alderwoods Group, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         BB-      5.48 to       09/29/09        1,961,667
                                                                                            6.12
       2,192      Coinmach Laundry Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B2         B        6.94 to       07/25/09        2,223,514
                                                                                            7.13
       5,821      Educate Operating Co., LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.03          03/31/12        5,878,958
       3,760      Global Imaging Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        NR       5.28 to       05/10/10        3,788,683
                                                                                            5.53
       1,750      InfoUSA, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       6.53          03/25/09        1,754,375
       5,185      Iron Mountain, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         BB-      5.63 to       04/02/11        5,235,450
                                                                                            5.72
       4,628      Stewart Enterprises, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.39 to       11/19/11        4,689,054
                                                                                            5.77
         700      United Online, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.88 to       12/13/08          703,500
                                                                                            7.19
                                                                                                                         31,403,783

                  PHARMACEUTICALS   1.2%
       9,131      MedPointe, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        8.24 to       09/30/07 to     9,225,315
                                                                                            9.10          09/30/08
       1,496      Mylan Laboratories, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba1        BBB-     5.40          06/30/10        1,516,823

                  PHARMACEUTICALS (CONTINUED)
      13,939      Warner Chilcott Holding Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        6.46 to       01/31/06 to    14,007,335
                                                                                            6.77          01/18/12
                                                                                                                         24,749,473

                  PRINTING & PUBLISHING   5.8%
       7,642      Adams Outdoor Advertising, LP,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       5.87 to       10/18/12        7,756,371
                                                                                            6.20
       3,148      American Media Operations, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B        6.81          04/01/07        3,185,453
       5,483      American Reprographics Co.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba2        BB       5.52 to       06/18/09        5,524,082
                                                                                            5.64
       1,192      Ascend Media Holdings, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.46 to       01/31/12        1,196,227
                                                                                            6.81
       2,993      Canon Communications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B        7.77          05/31/11        2,992,500
       9,900      Cygnus Business Media, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         CCC      9.75          07/13/09        9,850,500
       3,384      Day International Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        7.53 to       09/16/09        3,407,454
                                                                                            7.59
       1,071      Dex Media East, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.50 to       05/08/09        1,077,111
                                                                                            5.93
       3,409      Dex Media West, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.49 to       03/09/10        3,428,915
                                                                                            5.96
       4,550      Endurance Business Media, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        6.22          03/08/12        4,592,656
       1,200      Enterprise NewsMedia, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.86          06/30/12        1,215,000
       3,271      Freedom Communications,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.37 to       05/01/13        3,301,296
                                                                                            5.53
       1,430      FSC Acquisition, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        6.02 to       08/01/12        1,435,828
                                                                                            6.33
       7,671      Haights Cross Communications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         B-       7.29 to       08/20/08        7,785,912
                                                                                            8.29
       4,060      Herald Media, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.78 to       07/22/11 to     4,099,689
                                                                                            9.78          01/22/12

                  PRINTING & PUBLISHING (CONTINUED)
       7,173      Liberty Group Operating, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B        6.19 to       02/28/12        7,245,925
                                                                                            6.38
       2,400      MC Communications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.54          12/31/10        2,421,000
       1,523      MediaNews Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       5.34          12/30/10        1,528,137
       7,697      Merrill Communications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        B+       6.58          07/30/09        7,800,862
       6,243      Morris Publishing Group LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.81          03/31/11        6,273,989
       4,924      Network Communications, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.25 to       06/30/11 to     4,924,211
                                                                                            8.25          12/31/11
       7,467      New Publications, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.03 to       08/05/12        6,871,500
                                                                                            10.40
       7,361      Primedia, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         B        6.11          09/30/13        7,216,295
       12,236     R.H. Donnelley, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       5.52 to       12/31/09 to    12,332,620
                                                                                            6.17          06/30/11
       3,059      Source Media, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         NR       6.27 to       11/08/11 to     3,107,295
                                                                                            9.29          08/30/12
                                                                                                                        120,570,828

                  RESTAURANTS & FOOD SERVICE   1.5%
       7,182      Burger King Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba2        B+       5.83          06/30/12        7,265,361
       1,951      Captain D'S, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.84          12/27/10        1,980,265
       5,809      Carrols Corp.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       6.56          12/31/10        5,895,966
       3,188      Denny's Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B3         CCC      7.12 to       09/30/09 to     3,252,829
                                                                                            9.39          09/30/10
       3,062      Landry's Restaurants, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB-      5.78 to       12/28/10        3,095,793
                                                                                            5.95
       8,990      Triarc Cos.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B+       6.11 to       07/25/12        9,054,620
                                                                                            6.49
                                                                                                                         30,544,834

                  RETAIL - OIL & GAS   1.2%
         969      Barjan Products, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       9.75 to       04/30/07          360,825
                                                                                            11.75
         701      Barjan Products, LLC,
                  Revolving Credit Agreement . . . . . . . . . .        NR         NR       9.25          04/30/07          701,150
      13,826      The Pantry, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B-       6.34          03/12/11       14,050,290
      10,500      Travelcenters of America, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB       5.62 to       12/01/11       10,624,688
                                                                                            5.77
                                                                                                                         25,736,953

                  RETAIL - SPECIALTY   1.1%
      11,380      Nebraska Book Co., Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        6.52 to       03/04/11       11,479,292
                                                                                            6.70
      10,384      Visant Holding Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       5.94 to       10/04/10 to    10,541,465
                                                                                            6.44          10/04/11
          54      Visant Holding Corp.,
                  Revolving Credit Agreement . . . . . . . . . .        B1         B+       8.00          10/04/10           52,855
                                                                                                                         22,073,612

                  RETAIL - STORES   0.9%
       2,787      Advance Stores Co., Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba1        BB+      5.56 to       09/30/10        2,826,849
                                                                                            5.75
       1,760      Murray's Discount Auto Stores, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.89 to       08/08/09        1,762,568
                                                                                            9.25
      13,000      Neiman Marcus Group, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.48          04/06/13       13,084,500
                                                                                                                         17,673,917

                  TECHNOLOGY   2.6%
       2,750      DoubleClick, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        7.79          07/13/12        2,774,063
      51,389      Sunguard Data Systems, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.28          02/11/13       51,899,708
                                                                                                                         54,673,771

                  TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.9%
       3,600      Cincinnati Bell, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba3        B+       5.36 to       08/31/12        3,624,750
                                                                                            5.39
      11,200      Fairpoint Communications, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB-      5.81          02/08/12       11,327,400

                  TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)
       3,500      Hawaiian Telcom, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.28          10/31/12        3,543,204
       1,600      Madison River Communications Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.59          07/29/12        1,623,667
       6,540      Orius Corp., LLC,
                  Term Loan (c) (j) . . . . . . . . . . . . . .         NR         NR       8.36 to       01/23/09 to     1,875,499
                                                                                            9.11          01/23/10
       4,331      Orius Corp., LLC,
                  Revolving Credit Agreement (c) (j)  . . . . .         NR         NR       6.54          01/31/06        3,843,677
       9,865      Qwest Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB       8.53          06/30/07       10,187,910
       2,900      Valor Telecommunications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.77 to       02/14/12        2,939,356
                                                                                            5.83
       7,500      WCI Capital Corp.,
                  Term Loan (b) (d) (e) . . . . . . . . . . . .         NR         NR       N/A           09/30/07          112,500
       1,216      WCI Capital Corp., DIP,
                  DIP Term Loan (b) (d) (e) . . . . . . . . . .         NR         NR       N/A           12/31/04           50,103
                                                                                                                         39,128,066

                  TELECOMMUNICATIONS - LONG DISTANCE   0.2%
       3,964      WilTel Communications, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         NR       7.44 to       10/01/09 to     3,994,278
                                                                                            9.69          12/31/10


                  TELECOMMUNICATIONS-WIRELESS   0.7%
       1,800      AAT Communications Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB+      6.61          07/29/13        1,828,125
       2,378      Cellular South, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         NR         NR       5.81 to       05/04/11        2,403,246
                                                                                            7.25
       9,358      Centennial Cellular, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         B1         B-       5.77 to       02/09/11        9,431,855
                                                                                            6.45
                                                                                                                         13,663,226

                  TEXTILES & LEATHER   0.3%
       6,750      The William Carter Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB       5.65 to       07/14/12        6,840,707
                                                                                            5.81


                  TRANSPORTATION - CARGO   0.5%
       1,867      Jacobson Acquisition Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       7.28 to       04/07/09 to     1,871,333
                                                                                            7.78          04/07/11

                  TRANSPORTATION - CARGO (CONTINUED)
       5,780      Pacer International, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         BB       5.81 to       06/10/10        5,845,422
                                                                                            7.50
       2,212      Quality Distribution, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Caa1       B-       7.00 to       11/13/09        2,222,938
                                                                                            7.08
         240      Quality Distribution, Inc.,
                  Revolving Credit Agreement . . . . . . . . . .        Caa1       B-       9.00          11/13/08          240,000
                                                                                                                         10,179,693

                  TRANSPORTATION - PERSONAL   0.0%
         934      Neoplan USA Corp.,
                  Revolving Credit Agreement (c) (e) . . . . . .        NR         NR       8.07          06/30/06          933,750


                  TRANSPORTATION-RAIL MANUFACTURING   0.4%
       8,063      Helm Holding Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.25 to       07/08/11 to     8,211,928
                                                                                            10.25         07/08/12


                  UTILITIES   2.2%
      19,814      Allegheny Energy, Inc.,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba2        BB       5.64 to       03/08/11       20,051,490
                                                                                            5.92
       2,712      Coleto Creek WLE, LP,
                  Term Loan (a) . . . . . . . . . . . . . . . .         Ba3        BB       6.16          06/30/11        2,759,105
         400      La Paloma Generating Co.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B2         B        7.52          08/16/13          406,062
       3,328      Pike Electric, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.19 to       07/01/12 to     3,369,501
                                                                                            6.25          12/10/12
       4,200      Primary Energy Operations, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         NR         NR       6.52          08/24/09        4,253,374
       9,536      Reliant Energy Resources Corp.,
                  Term Loan . . . . . . . . . . . . . . . . . .         B1         B+       6.09 to       04/30/10        9,577,700
                                                                                            6.43
         885      Texas Genco, LLC,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba2        BB       5.87 to       12/14/11          889,553
                                                                                            6.02
       4,100      Thermal North America, Inc.,
                  Term Loan . . . . . . . . . . . . . . . . . .         Ba3        BB-      5.88          10/12/13        4,133,313
                                                                                                                         45,440,098

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS                        ................................................   2,121,918,002

Description                                                                                                                    Value
   NOTES  1.5%
   Barjan Products, LLC ($1,064,953 par, 5.00% coupon, maturing 04/30/07) (f)                                                      0
   Builders FirstSource, Inc. ($4,300,000 par, 7.52% coupon, maturing 02/15/12) (g)                                        4,343,000
   Commonwealth Brands, Inc. ($1,500,000 par, 10.83% coupon, maturing 08/28/07) (g)                                        1,571,250
   Compression Polymers ($2,300,00 par, 10.46% coupon, maturing 07/01/12) (g)                                              2,127,500
   Del Laboratories, Inc. ($3,600,000 par, 9.25% coupon, maturing 11/01/11) (g)                                            3,609,000
   Insight Health Services Corp. ($8,000,000 par, 9.21% coupon, maturing 11/01/11) (g)                                     7,660,000
   Qwest Corp. ($3,500,000 par, 6.25% coupon, maturing 06/15/13) (g)                                                       3,710,000
   Rogers Wireless Communications, Inc. ($6,000,000 par, 6.54% coupon, maturing 12/15/10)                                  6,240,000
   (Canada) (g)
   US Unwired, Inc. ($800,000 par, 7.66% coupon, maturing 06/15/10) (g)                                                      820,000
   TOTAL NOTES                                                                                                            30,080,750


   EQUITIES  1.1%
   Aladdin Gaming Holdings, LLC (8.63% ownership interest, acquired 09/03/04, Cost $240,062) (h) (i)                         115,779
   Barjan Products, LLC (1,962,870 preferred shares, Acquisition date 06/21/04, Cost $2,767,934) (h) (i)                           0
   Decorate Today.com (198,600 common shares, Acquisition date 12/31/98, Cost $3,505,909) (c) (h) (i)                      1,662,282
   Environmental Systems Products Holdings, Inc. (2,183 common shares, Acquisition date                                       61,320
   06/22/04, Cost $0) (h) (i)
   IDT Corp. (22,898 common shares) (h)                                                                                      273,402
   Imperial Home Decor Group, Inc. (1,816,143 common shares, Acquisition date 04/26/01, Cost                                       0
   $1,852,465) (c) (h) (i)
   London Clubs International (Warrants for 141,981 common shares, Acquisition date 10/15/04,                                305,337
   Cost $260,910) (h) (i)
   London Fog Industries, Inc. (515,922 common shares) (c) (h)                                                                     0
   Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03, Cost $1,074,522) (c) (h) (i)                             23
   Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost $85) (c) (h) (i)                                       85
   Orius Corp. (1,211,236 common shares, Acquisition date 02/03/03, Cost $0) (c) (h) (i) (j)                                       0
   Planet Hollywood International, Inc. (Warrants for 95,324 common shares, Acquisition date                                       0
   09/03/04, Cost $0) (h) (i)
   RailWorks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05, Cost                                              0
   $2,560,327) (h) (i)
   Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02, Cost $377,156) (h) (i)                                   0
   Safelite Glass Corp. (724,479 common shares, Acquisiton date 10/20/00, Cost $3,912,187) (c) (h) (i)                             0
   Safelite Realty (48,903 common shares, Acquisition date 10/20/00, Cost $0) (c) (h) (i)                                          0
   Targus Group International (Warrants for 66,824 common shares, Acquisition date 01/30/04,                                 133,648
   Cost $0) (h) (i)
   Trans World Entertainment Corp. (3,288,962 common shares, Acquisition date 03/03/98, Cost                              20,983,578
   $60,310,984) (c) (h) (i)

                                                                                                                          23,535,454


   TOTAL LONG-TERM INVESTMENTS  105.1%                                                                                 2,175,534,206
   (Cost $2,268,457,713)

   SHORT-TERM INVESTMENTS  1.4%
   REPURCHASE AGREEMENT  1.2%
   State Street Bank & Trust Corp. ($25,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.93% dated 10/31/05, to be sold
   on 11/01/05 at $25,002,729) (a)                                                                                        25,000,000


   TIME DEPOSIT  0.2%
   State Street Bank & Trust Corp. ($4,339,015 par collateralized by U.S. Government
   Obligations in a pooled cash account, 1.95% coupon, dated 10/31/05, to be sold on
   11/01/05 at $4,339,250) (a)                                                                                             4,339,015
                                                                                                                      --------------

   TOTAL SHORT-TERM INVESTMENTS  1.4%

   (Cost $29,339,015)                                                                                                     29,339,015
                                                                                                                      --------------

   TOTAL INVESTMENTS  106.5%                                                                                           2,204,873,221
   (Cost $2,297,796,728)

   BORROWINGS  (5.3%)                                                                                                  (110,000,000)

   LIABILITIES IN EXCESS OF OTHER ASSETS  (1.2%)                                                                        (25,242,829)
                                                                                                                      --------------


   NET ASSETS  100.0%                                                                                                 $2,069,630,392
                                                                                                                      ==============

NR -- Not rated

N/A -- Not applicable

      + Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

          Industry percentages are calculated as a percentage of net assets.

      (a) All or a portion of this security is designated in connection with unfunded loan commitments.

      (b) This borrower has filed for protection in federal bankruptcy court.

      (c) Affiliated company.

      (d) This Senior Loan interest is non-income producing.

      (e) This borrower is currently in liquidation.

      (f) Payment-in-kind security.

      (g) Variable rate security. Interest rate shown is that in effect at October 31, 2005.

      (h) Non-income producing security as this stock currently does not declare dividends.

      (i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 1.1% of the net assets of the Fund.

      (j) Subsequent to October 31, 2005, this borrower filed for protection in federal bankruptcy court.

          * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

* Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund
By: /s/ Ronald E. Robison
    ---------------------

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

By: /s/ Phillip G. Goff
   --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: December 19, 2005